(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Beginning balance of provisions	R$ 833,276
Additions	250,302
Reversals	(86,822)
Payments	(206,788)
Monetary Restatements	70,954
Business combination	100,212
Ending balance of provisions	961,134
Labor [Member]
Statement Line Items [Line Items]
Beginning balance of provisions	222,001
Additions	98,267
Reversals	(39,052)
Payments	(78,056)
Monetary Restatements	26,915
Business combination	(5,817)
Ending balance of provisions	224,258
Civil [Member]
Statement Line Items [Line Items]
Beginning balance of provisions	236,915
Additions	108,147
Reversals	(38,074)
Payments	(115,162)
Monetary Restatements	18,298
Business combination	81,264
Ending balance of provisions	291,388
Tax [Member]
Statement Line Items [Line Items]
Beginning balance of provisions	288,389
Additions	34,005
Reversals	(7,188)
Payments	(1,055)
Monetary Restatements	20,351
Business combination	12,791
Ending balance of provisions	347,291
Others [Member]
Statement Line Items [Line Items]
Beginning balance of provisions	85,971
Additions	9,883
Reversals	(2,508)
Payments	(12,514)
Monetary Restatements	5,391
Business combination	11,974
Ending balance of provisions	R$ 98,196